PROPERTY, PLANT, AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
PROPERTY, PLANT, AND EQUIPMENT, NET
Gross	$ 1,229,428	$ 867,204
Less accumulated depreciation	(71,347)	(34,602)
Property, plant, and equipment, net	1,158,081	832,602
Depreciation expense	36,745	22,422	8,595
Capitalized interest	4,705	2,784	3,362
Gas gathering system
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	30 years
Gross	744,359	544,020
Compressor stations and compression equipment
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	30 years
Gross	380,000	261,705
Construction in progress
PROPERTY, PLANT, AND EQUIPMENT, NET
Gross	83,765	54,582
Other
PROPERTY, PLANT, AND EQUIPMENT, NET
Gross	$ 21,304	$ 6,897
Other | Minimum
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	4 years
Other | Maximum
PROPERTY, PLANT, AND EQUIPMENT, NET
Useful lives	15 years